Deferred debt issuance cost (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
The deferred debt issuance costs are comprised of the following amounts:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
	(Restated)	(Restated)
Total deferred debt issuance cost	$19,283	$11,258
Accumulated amortization	(5,153)	(791)
Total deferred debt issuance cost, net	14,130	10,467

Current deferred debt issuance cost	2,574	2,725
Long term deferred debt issuance cost	11,556	7,742
Total deferred debt issuance cost	$14,130	$10,467